Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Expenses
Advertising and promotion			$ 3,669
Bad debts				158,047
Consulting fees	$ 55,502	$ 47,190	251,797	241,327
Foreign exchange loss	43,187	239	78,920	130,930
General and administrative	27,270	4,978	57,733	11,357
License application fees	1,932		207,773
Professional fees	43,560		124,034	153,971
Rent				15,985
Research and development	29,716		7,619
Salaries and wages	4,170	3,582	17,172	10,080
Travel				1,353
Total expenses	205,337	55,989	748,717	723,050
Net loss before other income (expense)	(205,337)	(55,989)	(748,717)	(723,050)
Other income (expense)
Accretion of discount on convertible notes	(361)		(3,868)
Write-off of related party debt			10,478	28,805
Interest expense				(78,204)
Loss on disposal of the net assets of Canna Companion Products, Inc.			(331,474)
Finance costs	(187,245)
Total other income (expense)	(187,606)		(324,864)	(49,399)
Net loss before discontinued operations	(392,943)	(55,989)	(1,073,581)	(772,449)
Income from discontinued operations				164,294
Net loss	(392,943)	(55,989)	(1,073,581)	(608,155)
Comprehensive income (loss)
Foreign currency translation gain (loss)	98,770	860	101,891	(81,647)
Comprehensive loss	$ (294,173)	$ (55,129)	$ (971,690)	$ (689,802)
Basic and diluted loss per share	$ (0.01)	$ 0.00	$ (0.04)	$ (0.03)
Weighted average number of shares outstanding	72,177,644	20,600,000	24,810,464	20,600,000